UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID CAP STOCK FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2018

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2018

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.46%

Aerospace & Defense 3.39%

Huntington Ingalls Industries, Inc.	94,500	$24,200
Textron, Inc.	477,173	34,103
Total		58,303

Airlines 1.29%

Alaska Air Group, Inc.	322,836	22,230

Banks 9.76%

Cadence BanCorp	369,600	9,654
CIT Group, Inc.	467,884	24,148
Citizens Financial Group, Inc.	823,600	31,766
East West Bancorp, Inc.	288,500	17,417
First Horizon National Corp.	985,300	17,006
KeyCorp	1,996,900	39,718
Signature Bank	79,000	9,072
Sterling Bancorp	858,036	18,877
Total		167,658

Beverages 2.47%

Coca-Cola European Partners plc (United Kingdom)(a)	428,612	19,489
Cott Corp.	1,417,000	22,885
Total		42,374

Capital Markets 1.86%

BrightSphere Investment Group plc (United Kingdom)(a)	819,264	10,159
E*TRADE Financial Corp.*	417,100	21,852
Total		32,011

Chemicals 4.93%

Ashland Global Holdings, Inc.	336,507	28,219
Axalta Coating Systems Ltd.*	457,318	13,335
Eastman Chemical Co.	167,139	15,999
FMC Corp.	179,498	15,649
Platform Specialty Products Corp.*	918,200	11,450
Total		84,652

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2018

Investments	Shares	Fair Value (000)
Construction & Engineering 1.41%

Jacobs Engineering Group, Inc.	315,744	$24,154

Containers & Packaging 1.47%

Graphic Packaging Holding Co.	1,420,864	19,907
Packaging Corp. of America	48,147	5,281
Total		25,188

Electric: Utilities 6.64%

Edison International	443,700	30,030
Entergy Corp.	199,323	16,171
Evergy, Inc.	560,416	30,778
FirstEnergy Corp.	997,475	37,076
Total		114,055

Electrical Equipment 3.54%

AMETEK, Inc.	202,306	16,007
Hubbell, Inc.	222,320	29,695
nVent Electric plc (United Kingdom)(a)	560,124	15,213
Total		60,915

Electronic Equipment, Instruments & Components 3.66%

Corning, Inc.	791,300	27,933
Flex Ltd.*	1,003,800	13,170
Keysight Technologies, Inc.*	327,887	21,732
Total		62,835

Energy Equipment & Services 0.49%

Patterson-UTI Energy, Inc.	494,904	8,468

Equity Real Estate Investment Trusts 9.08%

Alexandria Real Estate Equities, Inc.	217,211	27,323
Boston Properties, Inc.	193,700	23,843
Duke Realty Corp.	787,399	22,338
Healthcare Trust of America, Inc. Class A	719,734	19,195
Highwoods Properties, Inc.	292,400	13,819
Invitation Homes, Inc.	835,800	19,148
UDR, Inc.	749,968	30,321
Total		155,987

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2018

Investments	Shares	Fair Value (000)
Food Products 2.41%

Bunge Ltd.	155,440	$10,680
Conagra Brands, Inc.	450,101	15,290
Pinnacle Foods, Inc.	96,438	6,250
TreeHouse Foods, Inc.*	192,028	9,189
Total		41,409

Health Care Equipment & Supplies 2.30%

Hill-Rom Holdings, Inc.	161,288	15,225
Zimmer Biomet Holdings, Inc.	184,300	24,230
Total		39,455

Health Care Providers & Services 2.26%

Centene Corp.*	135,184	19,572
Encompass Health Corp.	246,172	19,189
Total		38,761

Hotels, Restaurants & Leisure 2.60%

Aramark	536,100	23,063
MGM Resorts International	776,822	21,681
Total		44,744

Household Durables 1.40%

Lennar Corp. Class A	275,000	12,840
Mohawk Industries, Inc.*	64,100	11,240
Total		24,080

Information Technology Services 2.18%

Conduent, Inc.*	1,660,681	37,399

Insurance 7.10%

Argo Group International Holdings Ltd.	361,456	22,790
Axis Capital Holdings Ltd.	219,500	12,667
Hanover Insurance Group, Inc. (The)	184,747	22,792
Hartford Financial Services Group, Inc. (The)	506,334	25,297
Lincoln National Corp.	298,600	20,203
RenaissanceRe Holdings Ltd.	136,171	18,190
Total		121,939

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2018

Investments		Shares	Fair Value (000)
Life Sciences Tools & Services 1.38%

PerkinElmer, Inc.		243,800	$23,714

Machinery 3.76%

Flowserve Corp.		297,300	16,259
ITT, Inc.		273,204	16,737
Parker-Hannifin Corp.		67,904	12,490
Pentair plc (United Kingdom)(a)		441,024	19,118
Total			64,604

Media 0.67%

Cable One, Inc.		13,000	11,487

Metals & Mining 1.89%

Alcoa Corp.*		255,400	10,318
Lundin Mining Corp.(b)	CAD	1,786,232	9,459
Steel Dynamics, Inc.		279,300	12,622
Total			32,399

Multi-Line Retail 1.05%

Dollar Tree, Inc.*		222,243	18,124

Multi-Utilities 1.92%

CMS Energy Corp.		674,591	33,055

Oil, Gas & Consumable Fuels 6.93%

Andeavor		86,900	13,339
Cimarex Energy Co.		143,631	13,349
Concho Resources, Inc.*		194,700	29,741
Hess Corp.		313,300	22,426
Noble Energy, Inc.		810,004	25,264
ONEOK, Inc.		219,485	14,879
Total			118,998

Pharmaceuticals 0.77%

Mylan NV*		362,209	13,257

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2018

Investments	Shares	Fair Value (000)
Real Estate Investment Trusts 1.10%

Camden Property Trust	202,900	$18,985

Road & Rail 1.51%

Kansas City Southern	228,859	25,925

Semiconductors & Semiconductor Equipment 1.85%

Marvell Technology Group Ltd.	687,400	13,267
Qorvo, Inc.*	241,447	18,565
Total		31,832

Specialty Retail 1.27%

Advance Auto Parts, Inc.	129,900	21,866

Technology Hardware, Storage & Peripherals 1.18%

NetApp, Inc.	235,941	20,265

Textiles, Apparel & Luxury Goods 0.94%

Tapestry, Inc.	323,100	16,242
Total Common Stocks (cost $1,453,096,290)		1,657,370

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.71%

Repurchase Agreement

Repurchase Agreement dated 9/28/2018, 1.25% due 10/1/2018 with Fixed Income Clearing Corp. collateralized by $70,335,000 of U.S. Treasury Note at 1.250% due 7/31/2023; value: $65,087,868; proceeds: $63,815,888 (cost $63,809,242)	$63,809	63,809
Total Investments in Securities 100.17% (cost $1,516,905,532)		1,721,179
Liabilities in Excess of Other Assets (0.17)%		(2,877)
Net Assets 100.00%		$1,718,302

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID CAP STOCK FUND, INC. September 30, 2018

CAD	Canadian Dollar
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.
(b)	Investment in non-U.S. dollar denominated securities.

The following is a summary of the inputs used as of September 30, 2018 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)(3)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,657,370	$—	$—	$1,657,370
Short-Term Investments
Repurchase Agreement	—	63,809	—	63,809
Total	$1,657,370	$63,809	$—	$1,721,179

(1)	Refer to Note 2(e) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography.
(3)	There were no Level 1/Level 2 transfers during the period ended September 30, 2018.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid Cap Stock Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Forward foreign currency exchange contracts are valued using daily forward exchange rates.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Forward Foreign Currency Exchange Contracts-The Fund may enter into forward foreign currency exchange contracts in order to reduce its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates.

(d)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

Notes to Schedule of Investments (unaudited)(concluded)

(e)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments as of September 30, 2018 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the period then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3. FEDERAL TAX INFORMATION

As of September 30, 2018, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,525,060,920
Gross unrealized gain	230,886,450
Gross unrealized loss	(34,768,715)
Net unrealized security gain	$196,117,735

The difference between book-basis and tax basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID CAP STOCK FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: November 20, 2018

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: November 20, 2018